Property, Plant and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	10 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	1 year
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	8 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	6 years
Website development costs
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years